Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2019
Related Party Transactions
Share based compensation and compensation under options for our officers and directors
	Three months
	ended March 31,
	2019	2018
Salaries	$-	$-
Short-term employee benefits	556	486
Stock-based compensation	677,434	1,006,805
	$677,990	$1,007,291